Condensed Consolidated Statements of Operations and other Comprehensive Loss - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022
Operating expenses:
Research and development	$ 10,818	$ 12,985	$ 36,966	$ 25,654
General and administrative	2,150	1,546	7,682	7,176
Total operating expenses	12,968	14,531	44,648	32,830
Loss from operations	(12,968)	(14,531)	(44,648)	(32,830)
Other income (expense), net:
Change in fair value of preferred stock tranche liability				643
Loss on issuance of SAFEs			(255)
Change in fair value of SAFE liabilities	(2,075)		1,255
Interest income	256	128	581	149
Interest expense	(31)	(42)	(152)	(144)
Other income (expense)	(403)		396	2
Total other (expense) income, net	(2,253)	86	1,825	650
Loss before provision for income taxes			(42,823)	(32,180)
Net loss	$ (15,221)	$ (14,445)	$ (42,823)	$ (32,180)
Net loss per share attributable to common stockholders, basic	$ (5.83)	$ (6.5)	$ (18.04)	$ (16.34)
Net loss per share attributable to common stockholders, diluted	$ (5.83)	$ (6.5)	$ (18.04)	$ (16.34)
Weighted-average common shares outstanding, basic	2,608,740	2,222,800	2,373,674	1,969,418
Weighted-average common shares outstanding, diluted	2,608,740	2,222,800	2,373,674	1,969,418
Other comprehensive loss:
Foreign currency translation adjustment	$ (50)		$ (11)
Comprehensive loss	$ (15,271)	$ (14,445)	$ (42,834)	$ (32,180)